Investment Portfolioas of December 31, 2022 (Unaudited)
DWS Core Equity Fund
	Shares	Value ($)

Common Stocks 99.1%
Communication Services 6.4%
Entertainment 0.8%
Electronic Arts, Inc.	117,660	14,375,699
Spotify Technology SA*	178,237	14,071,811
		28,447,510
Interactive Media & Services 4.5%
Alphabet, Inc. "A"*	597,483	52,715,925
Alphabet, Inc. "C"*	924,416	82,023,432
Match Group, Inc.*	182,480	7,571,095
Meta Platforms, Inc. "A"*	164,884	19,842,140
		162,152,592
Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.*	286,893	40,165,020
Consumer Discretionary 10.7%
Auto Components 1.5%
BorgWarner, Inc.	325,324	13,094,291
Lear Corp.	335,391	41,595,192
		54,689,483
Automobiles 0.4%
Ford Motor Co.	676,314	7,865,532
Tesla, Inc.*	58,584	7,216,377
		15,081,909
Distributors 0.5%
Genuine Parts Co.	100,175	17,381,364
Hotels, Restaurants & Leisure 1.5%
Churchill Downs, Inc.	77,972	16,485,620
Wendy's Co.	1,699,917	38,469,122
		54,954,742
Internet & Direct Marketing Retail 1.3%
Amazon.com, Inc.*	559,316	46,982,544
Multiline Retail 0.4%
Macy's, Inc.	674,809	13,934,806
Specialty Retail 2.4%
Bath & Body Works, Inc.	456,538	19,238,511
Five Below, Inc.*	176,763	31,264,072
RH*	130,373	34,834,362
		85,336,945
Textiles, Apparel & Luxury Goods 2.7%
Lululemon Athletica, Inc.*	36,287	11,625,629
NIKE, Inc. "B"	405,773	47,479,499
PVH Corp.	523,162	36,930,005
		96,035,133

Consumer Staples 7.5%
Beverages 3.5%
Coca-Cola Co.	898,584	57,158,928
Constellation Brands, Inc. "A"	125,107	28,993,547
PepsiCo, Inc.	212,383	38,369,113
		124,521,588
Food & Staples Retailing 0.6%
Kroger Co.	485,709	21,652,907
Household Products 1.1%
Church & Dwight Co., Inc.	485,828	39,162,595
Personal Products 1.7%
Coty, Inc. "A"*	6,055,895	51,838,461
Herbalife Nutrition Ltd.*	650,922	9,685,720
		61,524,181
Tobacco 0.6%
Philip Morris International, Inc.	207,217	20,972,433
Energy 4.9%
Energy Equipment & Services 0.4%
Schlumberger Ltd.	292,459	15,634,858
Oil, Gas & Consumable Fuels 4.5%
Cheniere Energy, Inc.	275,004	41,239,600
Devon Energy Corp.	681,363	41,910,638
HF Sinclair Corp.	371,254	19,264,370
Occidental Petroleum Corp.	345,278	21,749,061
Valero Energy Corp.	277,669	35,225,090
		159,388,759
Financials 10.8%
Banks 5.1%
Bank of America Corp.	772,536	25,586,392
Huntington Bancshares, Inc.	2,370,500	33,424,050
JPMorgan Chase & Co.	676,721	90,748,286
Wells Fargo & Co.	759,384	31,354,966
		181,113,694
Capital Markets 3.9%
Ameriprise Financial, Inc.	132,599	41,287,351
LPL Financial Holdings, Inc.	169,097	36,553,698
MSCI, Inc.	102,163	47,523,163
S&P Global, Inc.	44,632	14,949,042
		140,313,254
Diversified Financial Services 0.5%
Apollo Global Management, Inc.	298,066	19,013,630
Insurance 1.3%
MetLife, Inc.	666,585	48,240,756
Health Care 16.1%
Biotechnology 6.5%
AbbVie, Inc.	313,396	50,647,928
Amgen, Inc.	213,970	56,197,081

Biogen, Inc.*	122,525	33,929,623
Gilead Sciences, Inc.	301,874	25,915,883
Moderna, Inc.*	289,020	51,913,772
Vertex Pharmaceuticals, Inc.*	45,008	12,997,410
		231,601,697
Health Care Providers & Services 7.3%
Centene Corp.*	700,965	57,486,140
Cigna Corp.	120,581	39,953,309
Elevance Health, Inc.	204,557	104,931,604
Humana, Inc.	42,271	21,650,783
McKesson Corp.	98,111	36,803,398
		260,825,234
Pharmaceuticals 2.3%
Bristol-Myers Squibb Co.	526,308	37,867,861
Johnson & Johnson	262,439	46,359,849
		84,227,710
Industrials 9.3%
Aerospace & Defense 2.9%
General Dynamics Corp.	166,558	41,324,705
L3Harris Technologies, Inc.	80,391	16,738,210
Northrop Grumman Corp.	82,121	44,806,039
		102,868,954
Building Products 1.0%
Owens Corning	412,194	35,160,148
Commercial Services & Supplies 2.0%
Rentokil Initial PLC (ADR)	138,923	4,280,217
Republic Services, Inc.	98,912	12,758,659
Waste Management, Inc.	359,917	56,463,779
		73,502,655
Electrical Equipment 0.5%
Emerson Electric Co.	178,409	17,137,969
Industrial Conglomerates 0.3%
3M Co.	86,960	10,428,243
Machinery 1.7%
Caterpillar, Inc.	111,052	26,603,617
Cummins, Inc.	73,338	17,769,064
Oshkosh Corp.	183,299	16,165,139
		60,537,820
Professional Services 0.3%
Verisk Analytics, Inc.	70,312	12,404,443
Road & Rail 0.6%
J.B. Hunt Transport Services, Inc.	128,693	22,438,912
Information Technology 24.3%
Communications Equipment 0.6%
Cisco Systems, Inc.	440,229	20,972,509
IT Services 3.1%
Accenture PLC "A"	60,010	16,013,068
Mastercard, Inc. "A"	41,686	14,495,473

PayPal Holdings, Inc.*	103,805	7,392,992
Visa, Inc. "A"	348,006	72,301,727
		110,203,260
Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc.*	328,041	21,247,216
Intel Corp.	329,186	8,700,386
Lam Research Corp.	43,310	18,203,193
NVIDIA Corp.	163,644	23,914,934
QUALCOMM, Inc.	450,561	49,534,676
		121,600,405
Software 9.9%
Adobe, Inc.*	44,979	15,136,783
Microsoft Corp.	925,622	221,982,668
Oracle Corp.	1,006,176	82,244,826
Salesforce, Inc.*	125,195	16,599,605
Synopsys, Inc.*	66,040	21,085,912
		357,049,794
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	2,021,485	262,651,546
Materials 3.2%
Chemicals 1.4%
Corteva, Inc.	263,745	15,502,931
DuPont de Nemours, Inc.	211,104	14,488,068
Linde PLC	59,539	19,420,431
		49,411,430
Metals & Mining 1.8%
Cleveland-Cliffs, Inc.*	2,318,023	37,343,350
United States Steel Corp.	1,084,432	27,165,022
		64,508,372
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	190,265	30,731,603
Iron Mountain, Inc.	866,764	43,208,185
Prologis, Inc.	355,839	40,113,731
		114,053,519
Utilities 2.7%
Electric Utilities 1.2%
NextEra Energy, Inc.	355,220	29,696,392
NRG Energy, Inc.	391,691	12,463,608
		42,160,000
Multi-Utilities 0.5%
Public Service Enterprise Group, Inc.	283,667	17,380,277
Water Utilities 1.0%
American Water Works Co., Inc.	241,644	36,831,378
Total Common Stocks (Cost $2,620,622,446)		3,554,656,978

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.2% (a) (Cost $35,802,745)	35,802,745	35,802,745

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,656,425,191)	100.1	3,590,459,723
Other Assets and Liabilities, Net	(0.1)	(3,515,202)
Net Assets	100.0	3,586,944,521
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2022 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2022	Value ($) at 12/31/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.07% (a) (b)
—	0 (c)	—	—	—	69	—	—	—
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.2% (a)
14,969,450	133,843,034	113,009,739	—	—	330,096	—	35,802,745	35,802,745
14,969,450	133,843,034	113,009,739	—	—	330,165	—	35,802,745	35,802,745

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2022.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$3,554,656,978	$—	$—	$3,554,656,978
Short-Term Investments	35,802,745	—	—	35,802,745
Total	$3,590,459,723	$—	$—	$3,590,459,723

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCEF-PH1
R-080548-2 (1/25)